Related Party Disclosures - Additional Information (Details) - USD ($)			12 Months Ended
	Sep. 19, 2024	Aug. 28, 2023	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of transactions between related parties [line items]
Amount due to related party, interest expense			$ 32,793,000	$ 24,699,000	$ 13,462,000
Consultancy Agreement [member]
Disclosure of transactions between related parties [line items]
Transaction costs paid			$ 275,000	$ 125,000
Top of Range | Consultancy Agreement [member]
Disclosure of transactions between related parties [line items]
Provision of services	$ 275,000	$ 300,000
Ocelot
Disclosure of transactions between related parties [line items]
Amounts owed to related party, effective rate			23.00%